Investments - Schedule of investments accounted for under equity method (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Investments
Equity method investments	¥ 257,517,237	¥ 287,028,979
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Investments
Equity method investments	143,955,394	172,002,038
Nanshan Stellar Investment LLP
Investments
Equity method investments	101,719,858	100,033,487
Others
Investments
Equity method investments	¥ 11,841,985	¥ 14,993,454